Debt - Schedule of Short-term Debt (Footnotes) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2018 EUR (€)	Sep. 30, 2017 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
AmeriGas Credit Agreement | Federal Funds Effective Swap Rate
Short-term Debt
Basis spread on variable rate (percentage)	0.50%
AmeriGas Credit Agreement | Base Rate | Minimum
Short-term Debt
Basis spread on variable rate (percentage)	0.50%
AmeriGas Credit Agreement | Base Rate | Maximum
Short-term Debt
Basis spread on variable rate (percentage)	1.75%
AmeriGas Credit Agreement | Eurodollar | Minimum
Short-term Debt
Basis spread on variable rate (percentage)	1.50%
AmeriGas Credit Agreement | Eurodollar | Maximum
Short-term Debt
Basis spread on variable rate (percentage)	2.75%
Letter of Credit | AmeriGas Credit Agreement | Line of Credit
Short-term Debt
Total capacity	$ 150,000,000
Revolving Credit Facility | AmeriGas Credit Agreement | Line of Credit
Short-term Debt
Total capacity	600,000,000
AmeriGas OLP
Short-term Debt
Total capacity				$ 600,000,000	$ 525,000,000
AmeriGas OLP | Letter of Credit | AmeriGas Credit Agreement
Short-term Debt
Total capacity	$ 125,000,000			150,000,000
AmeriGas OLP | Line of Credit | AmeriGas Credit Agreement | Minimum
Short-term Debt
Facility fee (percentage)		0.30%
AmeriGas OLP | Line of Credit | AmeriGas Credit Agreement | Maximum
Short-term Debt
Facility fee (percentage)		0.50%
AmeriGas OLP | Line of Credit | AmeriGas Credit Agreement | Federal Funds Effective Swap Rate
Short-term Debt
Basis spread on variable rate (percentage)		0.50%
AmeriGas OLP | Line of Credit | AmeriGas Credit Agreement | Base Rate | Minimum
Short-term Debt
Basis spread on variable rate (percentage)		0.50%
AmeriGas OLP | Line of Credit | AmeriGas Credit Agreement | Base Rate | Maximum
Short-term Debt
Basis spread on variable rate (percentage)		1.75%
AmeriGas OLP | Line of Credit | AmeriGas Credit Agreement | Eurodollar | Minimum
Short-term Debt
Basis spread on variable rate (percentage)		1.50%
AmeriGas OLP | Line of Credit | AmeriGas Credit Agreement | Eurodollar | Maximum
Short-term Debt
Basis spread on variable rate (percentage)		2.75%
France SAS
Short-term Debt
Total capacity | €		€ 60,000,000	€ 60,000,000
France SAS | 2015 Senior Facilities Agreement | EURIBOR
Short-term Debt
Basis spread on variable rate (percentage)		1.75%	1.90%
France SAS | 2015 Senior Facilities Agreement | EURIBOR | Minimum
Short-term Debt
Basis spread on variable rate (percentage)		1.60%
France SAS | 2015 Senior Facilities Agreement | EURIBOR | Maximum
Short-term Debt
Basis spread on variable rate (percentage)		2.70%
France SAS | Revolving Credit Facility | 2015 Senior Facilities Agreement | EURIBOR | Minimum
Short-term Debt
Basis spread on variable rate (percentage)		1.45%
France SAS | Revolving Credit Facility | 2015 Senior Facilities Agreement | EURIBOR | Maximum
Short-term Debt
Basis spread on variable rate (percentage)		2.55%
Flaga
Short-term Debt
Total capacity | €		€ 55,000,000	€ 55,000,000
Flaga | Flaga Credit Facility Agreement | Overdraft Facility
Short-term Debt
Total capacity | €		5,000,000
Flaga | Flaga Credit Facility Agreement | Guarantee Facility
Short-term Debt
Total capacity | €		25,000,000
Flaga | Revolving Credit Facility | Flaga Credit Facility Agreement | Line of Credit
Short-term Debt
Total capacity | €		€ 25,000,000
Facility fee (percentage)		30.00%
Flaga | Revolving Credit Facility | Flaga Credit Facility Agreement | EURIBOR | Minimum | Line of Credit
Short-term Debt
Basis spread on variable rate (percentage)		1.45%
Flaga | Revolving Credit Facility | Flaga Credit Facility Agreement | EURIBOR | Maximum | Line of Credit
Short-term Debt
Basis spread on variable rate (percentage)		3.65%
Energy Services
Short-term Debt
Total capacity				$ 240,000,000	240,000,000
Energy Services | Energy Services Credit Agreement
Short-term Debt
Maximum ratio of Total Indebtedness to EBITDA, after dividend payment		3.00		3.00
Energy Services | Energy Services Credit Agreement | Minimum | Line of Credit
Short-term Debt
Basis spread on variable rate (percentage)		0.75%
Energy Services | Energy Services Credit Agreement | Maximum | Line of Credit
Short-term Debt
Basis spread on variable rate (percentage)		2.25%
Energy Services | Energy Services Credit Agreement | LIBOR | Line of Credit
Short-term Debt
Basis spread on variable rate (percentage)		1.00%
Energy Services | Energy Services Credit Agreement | Federal Funds Rate | Line of Credit
Short-term Debt
Basis spread on variable rate (percentage)		0.50%
Energy Services | Letter of Credit | Energy Services Credit Agreement | Line of Credit
Short-term Debt
Total capacity				$ 50,000,000
UGI Utilities
Short-term Debt
Total capacity				450,000,000	$ 300,000,000
UGI Utilities | Letter of Credit | 2015 UGI Utilities Credit Agreement
Short-term Debt
Total capacity				$ 100,000,000
UGI Utilities | Line of Credit | 2015 UGI Utilities Credit Agreement | LIBOR | Minimum
Short-term Debt
Basis spread on variable rate (percentage)		0.00%
UGI Utilities | Line of Credit | 2015 UGI Utilities Credit Agreement | LIBOR | Maximum
Short-term Debt
Basis spread on variable rate (percentage)		1.75%